Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (69,752)	$ (27,961)
Adjustments required to reconcile net loss to net cash used in operating activities:
–Share-based compensation	1,710	2,277
Amortization of intangible assets	5,009	5,306
Impairment of Intangible assets	40,695
Change in contingent earnout liability	27
Depreciation	629	586
Deferred tax liability, net	(189)	(188)
Exchange rate differentials	(7)	329
Amortization of premium, discount and accrued interest on marketable securities		64
Interest on long-term deposits		(243)
Interest on short-term deposits	(92)
Loss from disposal of property and equipment		71
Changes in Operating Assets and Liabilities:
Accounts receivable, net	126	(75)
Change in inventories	(1,063)	(63)
Prepaid expenses and other current assets	(558)	776
Other non-current assets	142	30
Accounts payable	(748)	(322)
Accrued expenses and other liabilities	(1,516)	(840)
Operating lease assets and liabilities	300	381
Deferred Revenue	56	84
Other long-term liabilities	(317)	150
Net cash used in operating activities	(25,548)	(19,638)
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Proceeds from maturity of marketable securities		16,295
Maturity of short-term deposits	10,551	15,500
Purchase of property and equipment	(2,761)	(1,579)
Net cash provided by investing activities	7,790	30,216
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment due to settlement of contingent earnout liabilities	(127)
Proceeds from issuance of ordinary shares upon exercise of options		121
Net cash (used in) provided by financing activities	(127)	121
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(243)	(99)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(18,128)	10,600
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	49,151	39,304
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	31,023	49,904
SUPPLEMENTARY INFORMATION ON ACTIVITIES INVOLVING CASH FLOWS
Cash paid for interest	63	68
Cash paid for income taxes	170	184
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS -
Non-cash purchase of property and equipment	374	398
Issuance of ordinary shares per settlement with a shareholder	778
Operating lease liabilities arising from obtaining operating right-of use assets	$ 38	$ 93